Investments - Paragraphs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Debt securities, investment income	¥ 0	¥ 717,616	¥ 2,809,517
Debt securities, gross unrecognized gain	0	0	¥ 0
Investments in equity securities without readily determinable fair value	228,950,000	¥ 58,950,000
Equity investments without readily determinable fair values downward price adjustment	0
Equity investments without readily determinable fair values upward price adjustment	0
Privately-held company
Investments
Investments in equity securities without readily determinable fair value	218,950,000
Private equity funds
Investments
Investments in equity securities without readily determinable fair value	¥ 10,000,000